Employee benefits (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Employee Benefits [Line Items]
Service cost	₨ 29,577	₨ 19,154	₨ 16,215
Interest cost	7,518	6,880	6,178
Interest income	(1,418)	(2,667)	(2,590)
Gratuity cost	₨ 35,677	₨ 23,367	₨ 19,803